Defined Contribution Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Defined Contribution Plan [Abstract]
Defined Contribution Plan
17. Defined Contribution Plan
The Company maintains a defined contribution savings plan for its employees. The Company contributed $0.7 million and $2.3 million to the plan for the three and nine months ended September 30, 2023, respectively. The Company contributed $0.7 million and $2.1 million to the plan for the three and nine months ended September 30, 2022, respectively.

14. Defined Contribution Plan
The Company maintains a defined contribution savings plan for its employees. The Company contributed $2.9 million and $2.7 million to the plan for the years ended December 31, 2022 and 2021, respectively.